CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Operating activities
Net income for the period	$ 68,825	$ 100,360	$ 114,089	$ 122,692
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	59,235	44,003	121,164	74,506
Future income and mining taxes	17,035	431	25,914	13,526
Gain on sale of available-for-sale securities and derivative financial instruments	(534)	(3,716)	(6,962)	(4,175)
Stock-based compensation	10,465	11,167	27,768	26,335
Foreign currency translation loss (gain)	2,713	(17,427)	16,778	(8,526)
Other	3,957	4,081	9,892	7,072
Changes in non-cash working capital balances
Trade receivables	6,745	7,826	48,128	28,216
Income taxes payable	550	10,771	(12,507)	14,695
Other taxes recoverable	7,618	(8,985)	19,439	(10,181)
Inventories	(37,667)	(16,068)	(54,262)	(41,610)
Other current assets	(17,143)	(7,918)	(24,498)	(10,604)
Interest payable	(10,705)	8,562	65	8,223
Accounts payable and accrued liabilities	51,727	28,487	48,856	15,896
Cash provided by operating activities	162,821	161,574	333,864	236,065
Investing activities
Additions to property, plant and mine development	(114,402)	(117,017)	(211,251)	(229,580)
Decrease in short-term investments	1,904	166	4,105	174
Net proceeds on sale of available-for-sale securities and other	566	916	9,330	1,381
Purchases of available-for-sale securities	(2,720)	(183)	(7,285)	(6,290)
Increase in restricted cash	(1,521)	(708)	(1,029)	(1,840)
Cash used in investing activities	(116,173)	(116,826)	(206,130)	(236,155)
Financing activities
Dividends paid	(23,313)		(49,133)	(26,830)
Repayment of capital lease obligations	(4,186)	(8,573)	(7,239)	(10,112)
Proceeds from long-term debt	80,000	1,101,000	80,000	1,201,000
Repayment of long-term debt	(80,000)	(1,101,000)	(130,000)	(1,181,000)
Sale-leaseback financing				3,005
Credit facility financing cost		(12,488)		(12,488)
Proceeds from common shares issued	5,319	10,639	15,350	14,357
Cash used in financing activities	(22,180)	(10,422)	(91,022)	(12,068)
Effect of exchange rate changes on cash and cash equivalents	49	(134)	678	(315)
Net increase (decrease) in cash and cash equivalents during the period	24,517	34,192	37,390	(12,473)
Cash and cash equivalents, beginning of period	108,433	113,615	95,560	160,280
Cash and cash equivalents, end of period	132,950	147,807	132,950	147,807
Supplemental cash flow information:
Interest paid	23,075	4,708	26,304	13,430
Income, mining and capital taxes paid	$ 14,537		$ 49,756	$ 1,497